UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:4/30/09

Item 1.  Schedule of Investments.

Generations Multi-Strategy Fund
Schedule of Investments (Unaudited)
April 30, 2009
Shares		Market Value

	COMMON STOCK - 98.24%
	BANKS - 5.75%
55,670	US Bancorp	$ 1,014,307
48,840	Wells Fargo & Co.	977,288
		1,991,595
	BEVERAGES - 5.68%
17,632	Brown-Forman Corp.	819,888
23,059	PepsiCo, Inc.	1,147,416
		1,967,304
	BIOTECHNOLOGY - 1.78%
12,700	Amgen, Inc. *	615,569

	CHEMICALS - 2.31%
20,730	Ecolab, Inc.	799,141

	COMMERCIAL SERVICES - 3.14%
40,240	Paychex, Inc.	1,086,882

	COMPUTERS - 8.13%
23,950	Accenture, Ltd.	704,849
29,300	Hewlett Packard Co.	1,054,214
15,150	Research In Motion, Ltd. *	1,052,925
		2,811,988
	COSMETICS / PERSONAL CARE - 6.19%
18,700	Colgate Palmolive Co.	1,103,300
21,025	Procter & Gamble Co.	1,039,476
		2,142,776
	DISTRIBUTION / WHOLESALE - 2.32%
20,900	Fastenal Co.	801,724

	DIVERSIFIED FINANCIAL SERVICES - 4.57%
34,300	Nasdaq Stock Market, Inc. *	659,589
23,930	T Rowe Price Group, Inc.	921,784
		1,581,373
	ENGINEERING & CONSTRUCTION - 4.44%
16,500	Fluor Corp.	624,855
24,000	Jacobs Engineering Group, Inc. *	912,960
		1,537,815
	ENVIRONMENTAL CONTROL - 1.93%
14,200	Stericycle, Inc. *	668,536

	HEALTHCARE - PRODUCTS - 5.69%
23,300	Johnson & Johnson	1,219,988
23,400	Medtronic, Inc.	748,800
		1,968,788
	INSURANCE - 3.78%
427	Berkshire Hathaway, Inc. *	1,308,755

	MEDIA - 3.02%
47,750	Walt Disney Co.	1,045,725

	MISCELLANEOUS MANUFACTURER - 2.22%
60,630	General Electric Co.	766,970

Generations Multi-Strategy Fund
Schedule of Investments (Unaudited) (Continued)
April 30, 2009
Shares		Market Value

	OIL & GAS - 4.97%
21,200	ConocoPhillips	$ 869,200
31,100	Noble Corp.	849,963
		1,719,163
	OIL & GAS SERVICES - 4.95%
60,950	BJ Services Co.	846,595
17,700	Schlumberger Ltd.	867,123
		1,713,718
	PHARMACEUTICALS - 4.72%
20,400	Abbott Labs	853,740
17,760	Teva Pharmaceutical Industries Ltd.	779,486
		1,633,226
	REAL ESTATE - 3.49%
161,080	CB Richard Ellis Group, Inc. *	1,208,100

	RETAIL - 5.77%
23,339	Wal-Mart Stores, Inc.	1,176,286
24,587	Yum! Brands, Inc.	819,976
		1,996,262
	SEMICONDUCTORS - 2.41%
46,230	Texas Instruments, Inc.	834,914

	SOFTWARE - 8.36%
40,150	Autodesk, Inc. *	800,591
19,900	Cerner Corp. *	1,070,620
44,250	Intuit, Inc. *	1,023,503
		2,894,714
	TELECOMMUNICATIONS - 2.62%
46,900	Cisco Systems, Inc. *	906,108

	TOTAL COMMON STOCK	34,001,146
	( Cost - $34,000,192)

	SHORT-TERM INVESTMENTS - 1.77%
	MONEY MARKET FUND - 1.77%
612,071	AIM STIT-Treasury Portfolio, 0.06%	612,071
	TOTAL SHORT-TERM INVESTMENTS	612,071
	( Cost - $612,071)

	TOTAL INVESTMENTS - 100.01%
	( Cost - $34,612,263)(a)	34,613,217
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01) %	(2,670)
	NET ASSETS - 100.00%	$ 34,610,547

* Non-Income producing security.
+ Reflects yield at April 30, 2009.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

At April 30, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments for which there was an		$ 2,456,589
excess of cost over value		(2,455,635)
Net unrealized appreciation		$ 954

Generations Multi-Strategy Fund
Schedule of Investments (Unaudited) (Continued)
April 30, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment In Securities ($)	Other Financial Instruments ($)**
Level 1 - Quoted Prices	34,001,146	0
Level 2 - Other Significant Observable Inputs	612,071	0
Level 3 - Significant Unobservable Inputs	0	0
Total	34,613,217	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/29/09